Related Party Transactions - Additional Information (Detail) ₨ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Loan given	₨ 0	$ 0	₨ 0		₨ 631
Amounts payable related party transactions	790		33,535			$ 11,000,000
Commission/ Sitting fees paid to Independent director	35	1,000,000	33
Commission/ Sitting fees paid to other Key Management Personnel	2	0	3
Dividend paid to Key Management Personnel	0	0	0
Commission paid to relatives of Key Management Personnel	2	0	2
Dividend paid to relatives of Key Management Personnel	4	0	4
Post employment benefit expense defined benefit plans	494	8,000,000	536		₨ 642
HZL Employee group Gratuity Trust [member]
Disclosure of transactions between related parties [line items]
Post employment benefit expense defined benefit plans	161	2,000,000	253
Other retirement benefit trust [member]
Disclosure of transactions between related parties [line items]
Post employment benefit expense defined benefit plans	53	$ 1,000,000	106
Cairn India Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Investment made by Cairn in bonds issued	3,840		4,854			59,000,000
Carrying value of bonds	4,117		5,246			63,000,000
Lisheen Milling Limited [member]
Disclosure of transactions between related parties [line items]
Interest rate					2.10%
Loan from related parties					₨ 667
Unsecured loan outstanding	₨ 650		₨ 648			$ 10,000,000
Loan due date	March 2019	March 2019	March 2018	March 2018
Renewal extension period	12 months	12 months
Sterlite Iron and Steel Company Limited ('SISCOL') [member]
Disclosure of transactions between related parties [line items]
Recovery made for expenses	₨ 0		₨ 0
Interest rate	8.50%					8.50%
Unsecured loan outstanding	₨ 45		44			$ 1,000,000
Loan due date	March 2019	March 2019
Renewal extension period	12 months	12 months
Sterlite Power Transmission Limited ('SPTL')[member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	₨ 31					0
Consideration from purchase of subsidiary			₨ 2
Sesa Sterlite Mauritius Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Consideration from purchase of subsidiary | $				$ 1
Ownership interest in subsidiary			100.00%	100.00%
RoshSkor Township (Proprietary) Limited [member]
Disclosure of transactions between related parties [line items]
Loan given			₨ 10
Vedanta Resources Plc [member]
Disclosure of transactions between related parties [line items]
Recovery made for expenses	170	$ 3,000,000	152
Amounts payable related party transactions	212		223			3,000,000
Konkola Copper Mines ('KCM') [member]
Disclosure of transactions between related parties [line items]
Recovery made for expenses	48	1,000,000	134
Amounts payable related party transactions	383		79			6,000,000
Volcan Investments Limited [member]
Disclosure of transactions between related parties [line items]
Recovery made for expenses	17	$ 0	14
Cairn Foundation [member]
Disclosure of transactions between related parties [line items]
Amounts payable related party transactions	₨ 112		₨ 180			$ 2,000,000
Bottom of range [member] | Cairn India Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Interest rate	6.00%					6.00%
Top of range [member] | Cairn India Holdings Limited [member]
Disclosure of transactions between related parties [line items]
Interest rate	8.25%					8.25%